Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Composition and Movements in Net Intangible Assets
The composition of and movements in net intangible assets in 2023 and 2022 are as follows:

2023
Millions of euros	Balance at 12/31/2022	Additions	Amortization	Disposals	Impair-ments	Transfers and others	Translation differences and hyperinflation adjustments	Business combinations	Balance at 12/31/2023
Service concession arrangements and licenses	7,550	183	(840)	—	—	2	(9)	—	6,886
Software	2,800	486	(1,356)	(1)	—	1,122	38	—	3,089
Customer base	721	—	(333)	—	—	(3)	4	(3)	386
Trademarks	263	—	(33)	—	—	—	5	—	235
Other intangible assets	39	20	(21)	—	(2)	5	2	15	58
Intangible assets in process	644	1,149	—	(1)	—	(1,076)	—	—	716
Total intangible assets	12,017	1,838	(2,583)	(2)	(2)	50	40	12	11,370

2022
Millions of euros	Balance at 12/31/2021	Additions	Amorti-zation	Disposals	Impair-ments	Transfers and others	Translation differences and hyperinflation adjustments	Business combinations	Balance at 12/31/2022
Service concession arrangements and licenses	7,328	173	(844)	—	(19)	—	392	520	7,550
Software	2,494	495	(1,337)	—	(2)	1,011	119	20	2,800
Customer base	971	—	(356)	—	—	1	—	105	721
Trademarks	276	—	(34)	—	—	1	18	2	263
Other intangible assets	42	22	(28)	(4)	(2)	9	—	—	39
Intangible assets in process	614	840	—	—	(8)	(818)	16	—	644
Total intangible assets	11,725	1,530	(2,599)	(4)	(31)	204	545	647	12,017

Schedule of Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2023 and 2022 are as follows:

Balance at December 31, 2023
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	16,056	(9,061)	(109)	6,886
Software	17,851	(14,753)	(9)	3,089
Customer base	4,166	(3,780)	—	386
Trademarks	958	(723)	—	235
Other intangible assets	867	(805)	(4)	58
Intangible assets in process	724	—	(8)	716
Total intangible assets	40,622	(29,122)	(130)	11,370

Balance at December 31, 2022
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	15,837	(8,123)	(164)	7,550
Software	17,158	(14,344)	(14)	2,800
Customer base	5,089	(4,368)	—	721
Trademarks	944	(681)	—	263
Other intangible assets	870	(829)	(2)	39
Intangible assets in process	652	—	(8)	644
Total intangible assets	40,550	(28,345)	(188)	12,017
The movement in goodwill assigned to each Group segment was as follows:

2023
Millions of euros	Balance at 12/31/2022	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2023
Telefónica Spain	4,291	—	—	—	—	—	4,291
Telefónica Brazil	7,752	5	—	—	—	319	8,076
Telefónica Germany	4,386	—	—	—	—	—	4,386
Telefónica Hispam	1,215	—	—	(58)	(36)	(13)	1,108
Others	827	11	—	—	—	9	847
Total	18,471	16	—	(58)	(36)	315	18,708

2022
Millions of euros	Balance at 12/31/2021	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2022
Telefónica Spain	4,291	—	—	—	—	—	4,291
Telefónica Brazil	6,278	695	—	—	—	779	7,752
Telefónica Germany	4,386	—	—	—	—	—	4,386
Telefónica Hispam	1,166	—	—	—	—	49	1,215
Others	398	457	—	—	(5)	(23)	827
Total	16,519	1,152	—	—	(5)	805	18,471